INCOME TAXES (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Loss on ordinary activities before tax	$ (507)	$ (1,576)
Statutory U.K. income tax rate	25.00%	25.00%
Income tax benefit at statutory income tax rate	$ 127	$ 394
Derecognition of deferred tax assets	(127)
Foreign currency effect and other		(246)
Income tax benefit		$ 148